Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Nature of Business and Organization [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2023:
	As of June 30, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Put option liability from Smartconn acquisition	$-	$-	$16,901,363	$16,901,363
Put option liability from Boxinrui acquisition	-	-	28,162,041	28,162,041
Convertible loan			6,639,622	6,639,622
Total	$-	$-	$51,703,026	$51,703,026

Schedule of Fair Value Measurement	The major assumptions used in the binomial model are as follows:
	January 5, 2023	June 30, 2023
Risk-free interest rate	4.4%	5.06%
Share price	$0.11	$0.03
	March 28, 2023	June 30, 2023
Risk-free interest rate	3.98%	4.94%
Share price	$0.09	$0.03

Schedule of Recurring Basis using Significant Unobservable Inputs	The following is a reconciliation of the beginning and ending balances for put options measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2023 and December 31, 2022:
	June 30,	December 31,
	2023	2022

Opening balance	$-	$-
Issuance of put option liability from Smartconn acquisition	10,969,850	-
Issuance of put option liability from Boxinrui acquisition	17,171,609
Loss on change in fair value of put options	16,921,945	-
Total	$45,063,404	$-
	June 30,	December 31,
	2023	2022

Opening balance	$9,079,966	$2,251,832
Issuance of convertible note	-	7,979,983
Loss on change in fair value of convertible notes	530,501	2,448,936
Accrued interest	157,607	195,139
Conversion of convertible notes	(3,128,452)	(3,795,924)
Total	$6,639,622	$9,079,966

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs and software acquired	5-10 years
Computer equipment	5 years
Buildings	28 years